Income and expenses - Sale by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sales by segment
Sales	$ 1,144,434	$ 1,615,222	$ 2,242,002	[1]
Eliminations
Sales by segment
Sales	(48,373)	(165,293)	(187,305)
Electrometallurgy - North America | Operating segments
Sales by segment
Sales	425,277	551,500	710,716
Electrometallurgy - Europe | Operating segments
Sales by segment
Sales	661,624	1,049,576	1,447,973
Electrometallurgy - South Africa | Operating segments
Sales by segment
Sales	80,572	136,292	208,543
Other segments | Operating segments
Sales by segment
Sales	$ 25,334	$ 43,147	$ 62,075

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).